Notes Payable (Details) - USD ($)									3 Months Ended	12 Months Ended
	Jan. 09, 2025	Oct. 31, 2024	Oct. 17, 2024	Jul. 31, 2024	Jun. 20, 2024	Mar. 18, 2024	Mar. 12, 2024	Jun. 01, 2022	Jan. 31, 2025	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Apr. 25, 2025	Oct. 07, 2024
Notes Payable [Line Items]
Convertible note payable agreement		$ 1,400,000								$ 1,400,000
Notes payable		250,000								250,000			$ 50,000	$ 50,000
Amended amount		50,000	$ 400,000							400,000
Extinguishment of debt				$ 15,750						(28,350)
Interest expense		$ 16,250							$ 9,750	16,250
Change in interest rate				9.75%				3.00%
Increased principal amount				$ 500,000
Loan incurred interest expense amount										7,786
Matures on June 20, 2026 [Member]
Notes Payable [Line Items]
Convertible note payable agreement					$ 450,000
Convertible note matures					Jun. 20, 2026
Interest rate					9.75%
Price per share (in Dollars per share)					$ 2
Matures on April 30, 2025 [Member]
Notes Payable [Line Items]
Interest rate				30.00%
Loan incurred interest expense amount				$ 7,786					12,188
Matures on November 5, 2025 [Member]
Notes Payable [Line Items]
Change in interest rate				9.75%
Increased principal amount				$ 500,000
Matures on May 1, 2025 [Member]
Notes Payable [Line Items]
Convertible note payable agreement				$ 250,000
Convertible note matures				May 01, 2025
Interest rate				13.00%
Price per share (in Dollars per share)				$ 2
Extinguishment of debt				$ 4,500						4,500
Change in interest rate				9.75%
Loan incurred interest expense amount									6,094
Matures on March 12, 2025 [Member]
Notes Payable [Line Items]
Convertible note payable agreement							$ 150,000
Convertible note matures							Mar. 12, 2025
Interest rate							12.00%
Loan incurred interest expense amount									4,500	10,500
Matures on March 18, 2026 [Member]
Notes Payable [Line Items]
Convertible note payable agreement						$ 50,000
Convertible note matures						Mar. 18, 2026
Interest rate						9.75%
Price per share (in Dollars per share)						$ 2
Loan incurred interest expense amount										4,875
Matures on January 9, 2027 [Member]
Notes Payable [Line Items]
Convertible note payable agreement	$ 50,000
Convertible note matures	Jan. 09, 2027
Interest rate	9.75%
Loan incurred interest expense amount									$ 1,219
Convertible Notes Payable [Member]
Notes Payable [Line Items]
Extinguishment of debt										$ 8,100
Convertible Notes Payable [Member] | Matures on April 30, 2025 [Member]
Notes Payable [Line Items]
Convertible note payable agreement				$ 250,000
Convertible note matures				Apr. 30, 2025
Interest rate				13.00%